Segmented Information (Details) - USD ($)	3 Months Ended			6 Months Ended
	Feb. 28, 2022	May 31, 2021	Feb. 28, 2021	May 31, 2022	May 31, 2021	Nov. 30, 2021
Segmented Information
Revenue	$ 66,433	$ 93,427	$ 0	$ 16,978	$ 93,427
Total assets	1,889,571			1,881,583		$ 2,096,425
Total property and equipment	$ 942,631			$ 891,153		$ 994,109